Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

AAR-13-02  August 1, 2013
1.885797.111

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

AARI-13-02  August 1, 2013
1.899425.109

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%
AR-13-02  August 1, 2013
1.899421.106

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T,
Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 28.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBL-13-03  August 1, 2013
1.899423.110

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBLI-13-03  August 1, 2013
1.899424.110

Supplement to the
Fidelity® Global Balanced Fund
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

GBL-13-03  August 1, 2013
1.855563.111

Supplement to the
Fidelity® Series Broad Market Opportunities Fund
November 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since June 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 15.

Christopher Lee is co-manager of the fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 15.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

BMO-13-03  August 1, 2013
1.857395.112